Vessels, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Balance	$ 395,621
Balance	389,778	$ 395,621
Vessels' Cost
Property Plant And Equipment [Line Items]
Balance	411,152	348,639
Additions		62,513
Additions/ Transfers to other assets	(696)
Balance	410,456	411,152
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(15,531)	(5,946)
Depreciation	(5,147)	(9,585)
Balance	(20,678)	(15,531)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	395,621	342,693
Additions		62,513
Additions/ Transfers to other assets	(696)
Depreciation	(5,147)	(9,585)
Balance	$ 389,778	$ 395,621